INCOME TAXES	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES
16.	INCOME TAXES
(Loss) income before income tax consisted of:

	Year Ended December 31,
	2020	2019	2018
Macau operations	$(772,988)	$665,591	$522,390
Hong Kong operations	(342,715)	(72,676)	(48,385)
Philippine operations	(102,990)	61,768	83,758
Cyprus operations	(11,190)	16,432	(14,268)
Other jurisdictions operations	(227,644)	(268,548)	(204,361)

(Loss) income before income tax	$(1,457,527)	$402,567	$339,134

The income tax (credit) expense consisted of:

	Year Ended December 31,
	2020	2019	2018
Income tax expense - current:
Macau Complementary Tax	$6,402	$1,130	$676
Lump sum in lieu of Macau Complementary Tax on dividends	2,367	2,345	2,341
Hong Kong Profits Tax	38	64	46
Philippine Corporate Income Tax	59	5	2
Cyprus Corporate Income Tax	—	1,699	—
Income tax in other jurisdictions	2,182	1,867	406

Sub-total	11,048	7,110	3,471

(Over) under provision of income taxes in prior years:
Macau Complementary Tax	(544)	38	793
Hong Kong Profits Tax	(2)	(3)	(2,303)
Philippine Corporate Income Tax	(5)	(1)	(6)
Cyprus Corporate Income Tax	58	—	—
Income tax in other jurisdictions	482	326	45

Sub-total	(11)	360	(1,471)

Income tax (credit) expense - deferred:
Macau Complementary Tax	(9,762)	(900)	(629)
Hong Kong Profits Tax	(26)	(341)	(2,554)
Philippine Corporate Income Tax	(3,774)	2,283	1,164
Cyprus Corporate Income Tax	(64)	(606)	683
Income tax in other jurisdictions	(324)	433	(426)

Sub-total	(13,950)	869	(1,762)

Total income tax (credit) expense	$(2,913)	$8,339	$238

A reconciliation of the income tax (credit) expense from (loss) income before income tax per the accompanying consolidated statements of operations is as follows:

	Year Ended December 31,
	2020	2019	2018
(Loss) income before income tax	$(1,457,527)	$402,567	$339,134
Macau Complementary Tax rate	12%	12%	12%
Income tax (credit) expense at Macau Complementary Tax rate	(174,903)	48,308	40,696
Lump sum in lieu of Macau Complementary Tax on dividends	2,367	2,345	2,341
Effect of different tax rates of subsidiaries operating in other jurisdictions	(36,938)	2,178	7,067
(Over) under provision in prior years	(11)	360	(1,471)
Effect of income for which no income tax expense is payable	(8,171)	(9,763)	(3,035)
Effect of expenses for which no income tax benefit is receivable	107,037	54,856	38,468
Effect of profits generated by gaming operations exempted	—	(165,947)	(157,367)
Effect of tax losses that cannot be carried forward	32,605	—	—
Changes in valuation allowances	32,166	30,473	12,838
Expired tax losses	42,935	45,529	60,701

Income tax (credit) expense	$(2,913)	$8,339	$238

Melco and certain of its subsidiaries are exempt from tax in the Cayman Islands or British Virgin Islands, where they are incorporated, while Melco is subject to Hong Kong Profits Tax on profits from its activities conducted in Hong Kong. Certain subsidiaries incorporated or conducting businesses in Macau, Hong Kong, the Philippines, Cyprus and other jurisdictions are subject to Macau Complementary Tax, Hong Kong Profits Tax, Philippine Corporate Income Tax, Cyprus Corporate Income Tax and income tax in other jurisdictions, respectively, during the years ended December 31, 2020, 2019 and 2018.
Macau Complementary Tax, Hong Kong Profits Tax, Philippine Corporate Income Tax, Cyprus Corporate Income Tax and income tax in other jurisdictions have been provided at 12%, 16.5%, 30%, 12.5% and the respective tax rates in other jurisdictions, on the estimated taxable income earned in or derived from the respective jurisdictions, during the years ended December 31, 2020, 2019 and 2018, if applicable.
Pursuant to the approval notice issued by the Macau government in September 2016, Melco Resorts Macau was granted an extension of the Macau Complementary Tax exemption on profits generated from gaming operations for an additional five years from 2017 to 2021. One of Melco’s subsidiaries in Macau has also been exempted from Macau Complementary Tax on profits generated from income received from Melco Resorts Macau for an additional five years from 2017 to 2021, to the extent that such income is derived from Studio City gaming operations and has been subject to gaming tax pursuant to a notice issued by the Macau government in January 2017. The exemption coincides with Melco Resorts Macau’s exemption from Macau Complementary Tax. The non-gaming
profits and dividend distributions of such subsidiary to its shareholders continue to be subject to Macau Complementary Tax. Melco Resorts Macau’s non-gaming
profits also remain subject to Macau Complementary Tax and Melco Resorts Macau casino revenues remain subject to the Macau special gaming tax and other levies in accordance with its gaming subconcession agreement.
Based on the Supreme Court of the Philippines decision in the case of Bloomberry Resorts and Hotels, Inc. vs. the Bureau of Internal Revenue, G. R. No. 212530 dated November 28, 2016, management believes that the gaming operations of Melco Resorts Leisure, the operator of City of Dreams Manila, are exempt from Philippine Corporate Income Tax, among other taxes, provided the license fees which are inclusive of the 5% franchise tax under the PAGCOR Charter, are paid.
During the year ended December 31, 2020, Melco Resorts Macau, Melco Resorts Leisure and Melco’s subsidiary in Macau did not have any profits generated by gaming operations exempted from Macau Complementary Tax and Philippine Corporate Income Tax. During the years ended December 31, 2019 and 2018, had Melco Resorts Macau, Melco Resorts Leisure and Melco’s subsidiary in Macau not received the income tax exemption on profits generated by gaming operations in Macau and the Philippines, the Company’s consolidated net income attributable to Melco Resorts & Entertainment Limited for the years ended December 31, 2019 and 2018 would have been reduced by $145,617 and $129,241, and diluted earnings per share would have been reduced by $0.101 and $0.085 per share, respectively.
In August 2017, Melco Resorts Macau received an extension of the agreement with the Macau government for an additional five years applicable to tax years 2017 through 2021, in which the extension agreement provides for an annual payment of 18,900,000 Macau Patacas (“MOP”) (equivalent to $2,367) as payments in lieu of Macau Complementary Tax otherwise due by the shareholders of Melco Resorts Macau on dividend distributions from gaming profits. Such annual payment is required regardless of whether dividends are actually distributed or whether Melco Resorts Macau has distributable profits in the relevant year.
The effective tax rates for the years ended December 31, 2020, 2019 and 2018 were 0.20%, 2.07% and 0.07%, respectively. Such rates differ from the statutory Macau Complementary Tax rate of 12% primarily due to the effect of expired tax losses, the effect of changes in valuation allowances, the effect of expenses for which no income tax benefit is receivable, the effect of income for which no income tax expense is payable and the effect of different tax rates of subsidiaries operating in other jurisdictions for the relevant years together with the effect of tax losses that cannot be carried forward for the year ended December 31, 2020 and the effect of profits generated by gaming operations being exempted from Macau Complementary Tax and Philippine Corporate Income Tax for years ended December 31, 2019 and 2018.
The net deferred tax liabilities as of December 31, 2020 and 2019 consisted of the following:

	December 31,
	2020	2019
Deferred tax assets
Net operating losses carried forward	$220,287	$167,293
Depreciation and amortization	64,588	49,985
Lease liabilities	48,184	104,404
Others	4,974	9,373

Sub-total	338,033	331,055

Valuation allowances	(284,656)	(257,965)

Total deferred tax assets	53,377	73,090

Deferred tax liabilities
Right-of-use assets	(28,942)	(63,011)
Land use rights	(47,690)	(46,430)
Intangible assets	(508)	(506)
Unrealized capital allowances	(7,553)	(7,242)
Others	(8,260)	(9,020)

Total deferred tax liabilities	(92,953)	(126,209)

Deferred tax liabilities, net	$(39,576)	$(53,119)

As of December 31, 2020 and 2019, valuation allowances of $284,656 and $257,965 were provided, respectively, as management believes it is more likely than not that these deferred tax assets will not be realized. As of December 31, 2020, adjusted operating tax losses carried forward of $96,171 have no expiry date and the remaining tax losses amounting to $1,277,376 will expire by 2021 through 2030. Adjusted operating tax losses carried forward of $227,117 expired during the year ended December 31, 2020.
Deferred tax, where applicable, is provided under the asset and liability method at the enacted statutory income tax rate of the respective tax jurisdictions, applicable to the respective financial years, on the difference between the consolidated financial statements carrying amounts and income tax base of assets and liabilities.
Aggregate undistributed earnings of certain Melco’s foreign subsidiaries available for distribution to Melco of approximately $893,024 and $1,024,419 as at December 31, 2020 and 2019, respectively, are considered to be indefinitely reinvested. Accordingly, no provision has been made for the dividend withholding taxes that would be payable upon the distribution of those amounts to Melco. If those earnings were to be distributed or they were determined to be no longer permanently reinvested, Melco would have to record a deferred income tax liability in respect of those undistributed earnings of approximately $107,162 and $124,169 as at December 31, 2020 and 2019, respectively.
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is presented as follows:

	Year Ended December 31,
	2020	2019	2018
At beginning of year	$7,504	$4,929	$2,582
Additions based on tax positions related to current year	8,057	2,575	2,347
Reductions due to expiry of the statute of limitations	(429)	—	—

At end of year	$15,132	$7,504	$4,929

The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate was $15,132 and $7,504 as of December 31, 2020 and 2019, respectively.
As of December 31, 2020 and 2019, there were no interest and penalties related to uncertain tax positions recognized in the accompanying consolidated financial statements. The Company does not anticipate any significant increases or decreases in unrecognized tax benefits within the next twelve months.
Melco and its subsidiaries’ major tax jurisdictions are Hong Kong, Macau, the Philippines and Cyprus. Income tax returns of Melco and its subsidiaries remain open and subject to examination by the local tax authorities of Macau, Hong Kong, the Philippines and Cyprus until the statute of limitations expire in each corresponding jurisdiction. The statute of limitations in Macau, Hong Kong, the Philippines and Cyprus are five years, six years, three years and six years, respectively.